Liquidity and Financial Condition (Details Textual) - USD ($)			6 Months Ended		12 Months Ended
	Nov. 17, 2016	Apr. 15, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 17, 2017	Jun. 29, 2016	Aug. 08, 2015	Dec. 31, 2014
Liquidity and Financial Condition (Textual)
Common stock, par value				$ 0.01
Common stock, shares issued				163,788
Percentage of common stock former holders				7.50%
Period for capital requirements fund				Eighteen months
Fair value of an entity's long term debt and shareholders				$ 8,551,528
Reorganization of reimbursed cost					$ 6,868
Fair Value of derivative financial instrument				394,460
Fresh-start adjustment				$ 2,500,000
Stock price				$ 1.25
Expected volatility rate				48.80%
Risk free interest rate				0.58%
Expiration date				2 years
Predecessor [Member]
Liquidity and Financial Condition (Textual)
Common stock, shares authorized						100,000,000
Common stock, par value						$ 0.01
Common stock, shares issued						42,918,927
Common stock, shares outstanding						42,918,927
Preferred stock shares authorized						5,000,000
Preferred stock value per share						$ 0.01
Preferred stock shares issued						0
Preferred stock shares outstanding						0
Cash balance				$ 955,803		$ 466,997				$ 884,188
Discount on convertible debt current						393,169
Total current portion of debt				5,405,010		5,011,841
Interest expense on financing				35,848
Debtor in possession financing				600,000		600,000
Accumulated deficit				(14,822,777)		(13,480,509)
Short-term investment				$ 30,011		$ 30,003
Successor [Member]
Liquidity and Financial Condition (Textual)
Share price			$ 3.0		$ 3.0
Common stock, shares authorized			300,000,000	300,000,000	300,000,000
Common stock, par value			$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued			163,786	163,786	163,786
Common stock, shares outstanding			163,786	163,786	163,786
Preferred stock shares authorized			5,000,000	5,405,000	5,000,000
Preferred stock value per share			$ 0.01	$ 1.00	$ 0.01
Preferred stock shares issued			1,801,670	1,801,670	1,801,670
Preferred stock shares outstanding			1,801,670	1,801,670	1,801,670
Cash balance			$ 549,100	$ 955,803	$ 549,100
Discount on convertible debt current
Total current portion of debt
Interest expense on financing
Debtor in possession financing
Accumulated deficit			(1,306,576)		(1,306,576)
Short-term investment			$ 30,017	$ 30,011	$ 30,017
Former Preferred Stock [Member]
Liquidity and Financial Condition (Textual)
Common stock, shares authorized								300,000,000
Common stock, par value								$ 0.01
Common stock, shares issued								42,918,927
Common stock, shares outstanding								42,918,927
Preferred stock shares authorized								5,000,000
Preferred stock value per share								$ 0.01
Preferred stock shares issued
Preferred stock shares outstanding
New Preferred Stock [Member]
Liquidity and Financial Condition (Textual)
Convertible preferred stock shares				5,405,010
Convertible preferred stock designated par value				$ 1.00
Description of conversion shares and exercise of management options to exit facility
The New Preferred Stock is convertible into New Common Stock on a 1:3 basis and, if converted on the Effective Date, would convert into 82.5% of the New Common Stock issued and outstanding on the Effective Date, after taking into account shares of New Common Stock issued to holders of the Former Common Stock and the exercise of the Management Options but prior to any conversion of the Exit Facility.

Preferred stock shares convertible into common stock shares				1,117,480
Management Options [Member]
Liquidity and Financial Condition (Textual)
Common stock ratio shares				218,384
Options to acquire aggregate percentage.				10.00%
HCI [Member]
Liquidity and Financial Condition (Textual)
Common stock ratio shares				1
Share price				$ 3.75
Preferred stock shares convertible into common stock shares					1,117,480
Noncontrolling interest percentage			51.17%		51.17%
Reorganization of reimbursed cost					$ 45,151
Adjustments debt value			$ 1,605,540		$ 1,605,540
Exit Facility [Member]
Liquidity and Financial Condition (Textual)
Description of operational improvement plan				(i) to make a one hundred percent (100%) distribution for payment of unsecured claims in accordance with the Plan, (ii) to pay all costs of the administration of SGB's Bankruptcy, (iii) to pay all amounts owed under the DIP Facility and (iv) for general working capital purposes of the Company.
Senior Secured Convertible Debenture [Member]
Liquidity and Financial Condition (Textual)
Maturity date	Jun. 30, 2018			Jun. 30, 2018
Maximum principal amount	$ 937,500			$ 2,500,000
Interest rate	12.00%
Subscription price sales	$ 750,000			$ 2,000,000
Percentage of OID secured convertible debenture				12.00%
Common stock ratio shares	1
Share price	$ 3.75
DIP Credit Agreement [Member]
Liquidity and Financial Condition (Textual)
Maximum principal amount		$ 600,000
Interest rate		12.00%
Collateral fee		$ 25,000
Subsequent Event [Member]
Liquidity and Financial Condition (Textual)
Cash balance							$ 424,000